GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                       Semi-Annual Report Submission N-30D
                          File No. 33-82610, 811-03249


The information required to be contained in this report for the period ending December 31, 2000 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:


American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on February 21, 2001
Accession No. 0000814680-01-000002

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 26, 2001
Accession No. 0000356476-01-000008

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on February 26, 2001
Accession No. 0000356494-01-000008